11. SEGMENTED INFORMATION: Schedule of Geographical Segment Reporting Information (Details) - CAD ($)	Sep. 30, 2019	Sep. 30, 2018
Assets, Noncurrent	$ 3,772,072	$ 3,299,135
UNITED STATES
Assets, Noncurrent	531,083	590,349
PERU
Assets, Noncurrent	468,515	1,017,093
CANADA
Assets, Noncurrent	$ 2,772,474	$ 1,691,693